SUPPLEMENT TO THE FIDELITY ADVISOR MUNICIPAL BOND FUND CLASS A AND CLASS B PROSPECTUS
DATED JUNE 30, 1996
Effective August 30, 1996, Class A of the fund has been renamed Class T. Effective January 2, 1997, the following information replaces the similar information found in the "Expenses" section beginning on page 3.
A CDSC is imposed on Class B shares only if you redeem Class B shares within six years of purchase. See "Transaction Details," page 23, for information about the CDSC.
                                                           Class T   Class B

Maximum CDSC (as a % of the lesser of original purchase    None[A]   5.00%[B
price or redemption proceeds)                                        ]

[A] A CONTINGENT DEFERRED SALES CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS T SHARES THAT WERE PURCHASED WITHOUT AN INITIAL SALES CHARGE. SEE "TRANSACTION DETAILS".
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption at the end of each time period:
Class B    (1)       (2)

1 Year     $ 67[A    $ 17
           ]

3 Years    $ 82[A    $ 52
           ]

5 Years    $ 110[A   $ 90
           ]

10 Years   $ 170[B   $ 170[B
           ]         ]

[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION TO CLASS T SHARES AFTER SEVEN YEARS.
Class B shares will convert to Class A shares upon availability of Class A shares on or about February 28, 1997.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY. Effective January 2, 1997, the following information replaces the similar information found in the "Performance" section beginning on page 6. AVERAGE ANNUAL TOTAL RETURNS[A]
Fiscal years ended November 30, 1995   Past     Past    Past
                                       1        5       10
                                       year     years   years

Municipal Bond - Class B                15.40    7.95    8.86
(load adj.)[B]                         %        %       %

CUMULATIVE TOTAL RETURNS[A]
Fiscal years ended          Past     Past     Past
November 30, 1995           1        5        10
                            year     years    years

Municipal Bond - Class B     15.40    46.61    133.7
(load adj.)[B]              %        %        1%

[A] INITIAL OFFERING OF CLASS B SHARES TOOK PLACE ON JULY 1, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS THE ORIGINAL CLASS OF THE FUND, WHICH CLASS DOES NOT BEAR A 12B-1 FEE. CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE BEEN REFLECTED IN PRIOR DATE RETURNS.
[B] CLASS B'S CONTINGENT DEFERRED SALES CHARGES INCLUDED IN THE PAST ONE YEAR, PAST FIVE YEARS, AND 10 YEARS TOTAL RETURNS FIGURES ARE 5%, 2% AND 0%, RESPECTIVELY.
Effective January 2, 1997, following information replaces the information found in the "How to Buy Shares" section in the chart on page 17 in the "Wire" row, under the column "To Add to an Account."
 Wire to:
 Banker's Trust Co.
 Routing # 021001033
 Fidelity DART Depository
 Acct #00159759
FBO: (Account name)
 (Account number)
Specify "Fidelity Advisor Municipal Bond Fund," note the applicable class, and include your account number and your name.
Effective January 2, 1997, following information replaces the information found in the "How to Sell Shares" section under the "Selling Shares in Writing" heading on page 18.
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued) and
(small solid bullet) Any other applicable requirements listed in the table on page 19.
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section on page 22.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will automatically be reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4, and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Effective January 2, 1997 the following information replaces the similar information found in the "Transaction Details" section beginning on page 23.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:
From Date of Purchase              Contingent
                                   Deferred
                                   Sales
                                   Charge

Less than 1 year                    5%

1 year to less than 2 years         4%

2 years to less than 3 years        3%

3 years to less than 4 years        3%

4 years to less than 5 years        2%

5 years to less than 6 years        1%

6 years to less than 7 years[A]     0%

[A] AFTER A MAXIMUM HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS T SHARES OF THE FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
Investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% of your purchase of Class B shares.
CONVERSION FEATURE. After a maximum holding period of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class T shares of the fund. Conversion to Class T shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class T shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
THE TRANSFER AGENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation
(NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
The following information replaces the "Quantity Discounts" and "Rights of Accumulation" discussion in the "Sales Charge Reductions and Waivers" section on page 27.
QUANTITY DISCOUNTS apply to purchases of Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class T and Class B shares of any Fidelity Advisor fund, (ii) Class B shares of Daily Money
Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money
Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000, except that the minimum investment for Fidelity Advisor Short Fixed-Income Fund and Fidelity Advisor Short-Intermediate Municipal Income Fund is $500,000.
To qualify for a quantity discount, investing in the fund's Class T shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000 (or at least $500,000 for Fidelity Advisor Short Fixed-Income Fund and Fidelity Advisor Short-Intermediate Municipal Income Fund).
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class T shares by adding to your new purchase of Class T shares the value of all of the Fidelity Advisor fund Class T and Class B shares held by you, your spouse, and your children under age 21. You can also add the value of Class B shares of Daily Money Fund: U.S. Treasury Portfolio as well as Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund.
   The following information replaces the similar information found in the "Sales Charge Reductions and Waivers" section beginning on page 27.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T SHARES:
       2. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)


SUPPLEMENT TO THE FIDELITY ADVISOR MUNICIPAL BOND FUND: CLASS A AND CLASS B STATEMENT OF ADDITIONAL INFORMATION
DATED JUNE 30, 1996
Effective August 30, 1996, Class A of the fund has been renamed Class T. The following information replaces the similar information found in the "Additional Purchase, Exchange, and Redemption Information" section beginning on page 15.
The sales charge will not apply:
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
The following information replaces the "Rights of Accumulation" discussion in the "Additional Purchase, Exchange, and Redemption Information" section on page 16.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class T shares after you have reached a new breakpoint in the fund's sales charge schedule. The value of (i) currently held Fidelity Advisor fund Class T and Class B shares, (ii) Class B shares of Daily Money
Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money
Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
Effective January 2, 1997, Class B shares of the fund may, upon redemption, be assessed a contingent deferred sales charge (CDSC) based on the following schedule:
   BOND FUNDS:
From Date of Purchase                  Contingent
                                          Deferred

                                          Sales Charge

   Less than 1 year                        5%

   1 year to less than 2 years             4%

   2 years to less than 3 years            3%

   3 years to less than 4 years            3%

   4 years to less than 5 years            2%

   5 years to less than 6 years            1%

   6 years to less than 7 years            0%

SUPPLEMENT TO THE
FIDELITY ADVISOR
MUNICIPAL BOND FUND:
INSTITUTIONAL CLASS
PROSPECTUS
DATED JUNE 30, 1996
The following information replaces similar information found in the first and second paragraphs on page 3 in the "Who May Want to Invest Section" section.
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries).
   Shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions and program requirements. Eligible intermediaries with existing Institutional Class accounts will be required to sign and comply with a participation agreement in order to purchase additional shares. Investors prior to June 30, 1995 that have not signed a participation agreement will be allowed to continue investing in Institutional Class shares under the terms of this relationship until June 30, 1997, after which they will be prevented from making new or subsequent purchases in Institutional Class, except that employee benefit plans will be permitted to make additional purchases of Institutional Class shares. In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
Effective August 30, 1996, Class A of the fund has been renamed Class T.
   Effective January 2, 1997, following information replaces the similar information under the heading "Selling Shares in Writing" in the "How to Sell Shares" section on page 15.
Write a "letter of instruction" with:
(medium solid bullet) Your name
(medium solid bullet) The fund's name,
(medium solid bullet) The applicable class name,
(medium solid bullet) Your fund account number,
(medium solid bullet) The dollar amount or number of shares to be redeemed,
and
(medium solid bullet) Any other applicable requirements listed in the table on page 16.
Deliver your letter to your investment professional, or mail it to the following address:
     Fidelity Investments
  P.O. Box 770002
  Cincinnati, OH 45277-0081
Unless otherwise instructed, the transfer agent will send a check to the record address.
Effective January 2, 1997, the following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section on page 18.
    4. DIRECTED DIVIDENDS(registered trademark) PROGRAM.    Your dividend
distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Effective January 2, 1997, the following information replaces the similar information found in the "Transaction Details" section on page 20.
    THE TRANSFER AGENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE
FEE    of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.

SUPPLEMENT TO THE FIDELITY ADVISOR MUNICIPAL BOND FUND: INSTITUTIONAL CLASS STATEMENT OF ADDITIONAL INFORMATION
DATED JUNE 30, 1996
Effective August 30, 1996, Class A of the fund has been renamed Class T. The following information replaces the similar information found in the "Additional Purchase, Exchange, and Redemption Information" section beginning on page 15.
The sales charge will not apply:
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
The following information replaces the "Rights of Accumulation" discussion in the "Additional Purchase, Exchange, and Redemption Information" section on page 16.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class T shares after you have reached a new breakpoint in the fund's sales charge schedule. The value of (i) currently held Fidelity Advisor fund Class T and Class B shares, (ii) Class B shares of Daily Money
Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money
Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
Effective January 2, 1997, Class B shares of the fund may, upon redemption, be assessed a contingent deferred sales charge (CDSC) based on the following schedule:
   BOND FUNDS:

   From Date of Purchase          Contingent
                                  Deferred

                                  Sales Charge

   Less than 1 year                  5%

   1 year to less than 2             4%
   years

   2 years to less than 3            3%
   years

   3 years to less than 4            3%
   years

   4 years to less than 5            2%
   years

   5 years to less than 6            1%
   years

   6 years to less than 7            0%
   years